Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2013	2012
Commitments to extend credit	$119,571	$105,829

Letters of credit	$679	$1,539